Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

Management has evaluated events that have occurred subsequent to the date of these condensed financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through November 14, 2023. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement other than noted above and below:

Threatened Litigation

Because the Company’s IPO was not consummated by December 31, 2023, the Company did not make a payment to Boustead, the Boustead Agreement lapsed and the Boustead Agreement became null and void.

Boustead may continue to claim that the Company owes or will owe Boustead approximately $1 million for commissions on funds privately raised by the Company during its engagement with Boustead and approximately $1.2 million if the Company completes an IPO with another underwriter.

There can be no assurance that Boustead will not initiate a lawsuit to recover the amounts it claims are owed and any such litigation could impede our ability to complete an IPO and could negatively affect our financial condition. There can be no assurance that the Company will prevail in any lawsuit it commences against Boustead. The Company disputes the amounts owed that have been claimed by Boustead and further is of the belief that if any commissions are due to Boustead, they would be significantly less than the amounts claimed by Boustead. There is a high probability that the Company and Boustead will end up in litigation over claims by Boustead against the Company and claims by the Company against Boustead. Litigation is expensive and time consuming with uncertain outcomes.

Forfeiture of Deferred Compensation Amounts

In connection with the closing of the Company’s IPO, the interim CEO and certain NYIAX employees agreed to forfeit $453,544 of deferred compensation amounts owed by NYIAX and the NYIAX founders, owners, agreed to forfeit an additional $99,201. The deferred compensation arose from a salary deferral program where those people agreed to defer a portion of their contractual salary or contractor fees. This forfeiture represents a permanent waiver of rights to this deferred compensation.

This event will be recorded as a contra-expense to selling, general and administrative expenses and a debit to accrued compensation.

Convertible Note payable — stockholder, founder/related party

Mark Grinbaum agreed to loan the Company an additional $113,500, with interest accruing at the annual rate of 4%, or upon trading of the Company’s common stock on the NASDAQ Exchange, whichever is sooner. The Company and Mark Grinbaum further agreed that upon trading of the Company’s common stock on the NASDAQ Exchange, the convertible notes payables to Mark Grinbaum and related interest convert to NYIAX common shares at $4.00 per share. The short-term loan will provide additional short-term funding for operations during completion of the public offering process.

Carolina Abenante agreed to loan the Company an additional $109,000, with interest accruing at the annual rate of 4%, or upon trading of the Company’s common stock on the NASDAQ Exchange, whichever is sooner. The Company and Carolina Abenante further agreed that upon trading of the Company’s common stock on the NASDAQ Exchange, the convertible notes payables to Carolina Abenante and related interest convert to NYIAX common shares at $4.00 per share. The short-term loan will provide additional short-term funding for operations during completion of the public offering process.

Investor Litigation Complaint

On November 17, 2023, certain individual investors (the “Investors”) in NYIAX filed a complaint (the “Complaint”) in the United States District Court for the Southern District of New York (the “Court”) against the Company, Robert Ainbinder, Jr., a director of the Company since April 2016 and former chief executive officer from August 2019 until May 2022, Westpark Capital, Inc., and Michael Ainbinder, Robert Ainbinder Jr.’s brother. The complaint alleges, among other allegations, that the defendants, together or in their individual capacity, (i) violated Section 10(b) and Rule 10b-5 of the Exchange Act, (ii) violated Sections 206(1) and 206(2) of the Advisers Act (15 U.S.C. §§ 80b-6(1) and 80b-6(2)), (iii) committed fraud, (iv) committed negligent misrepresentation and omission, (v) breached fiduciary duties, (vi) breached contracts, (vii) breached duties of good faith and fair dealing, and (viii) committed negligence by, among other things, making material misrepresentations of fact related to plaintiffs’ investments in the Company and omitting material facts while soliciting plaintiffs’ investments in the Company.

The Investors paid $1,227,500 for 315,240 shares of common stock in various private placement offerings of the Company. $1,050,000 of the purchases were made during 2016, 2017 and 2018 for an aggregate of 277,906 shares of common stock; and $177,500 of the purchases were made during 2020, 2021 and 2022 for an aggregate of 37,334 shares of common stock. The Investors are seeking $5,748,400 in damages, including: compensatory damages of $1,227,500, punitive damages of $3,682,500, and accrued interest of $838,400.

The Company intends to vigorously defend its positions. However, there can be no assurances that the Company’s contentions and affirmative defenses in response to claims will be successful in the Court or in an arbitration.

The Company has been served the Complaint via US Postal Service and the Company has not retained legal counsel Litigation is subject to inherent uncertainties and the Company has concluded that it is not possible to assess the likelihood of a loss at this time. Additionally, the case underlying the Complaint could impede our ability to complete the Company’s initial public offering and may have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows.

Engagement of Spartan Capital Securities, LLC

On April 12, 2023, the Company engaged Spartan Capital Securities, LLC, (“Spartan”) as lead underwriter, deal manager and investment banker for the Company’s initial public offering for a six month period. On October 6, 2023, Spartan informed the Company of its decision not to continue as lead underwriter. The Company does not expect to incur any additional expenses in connection by Spartan.

Engagement of WestPark Capital, Inc.

On October 9, 2023, the Company entered into an engagement letter agreement (the “LOE”) with WestPark Capital, Inc. (“WestPark Capital”) as exclusive lead underwriter, financial advisor, deal manager, sole book running manager, placement agent and/or investment banker for the Company’s initial public offering (the “IPO”).

For certain financing transactions, including the IPO and excluding certain pre-IPO financings, the company will pay WestPark eight percent (8%) of the gross amount to be disbursed to the Company from each such financing transaction, plus warrants to purchase the number of shares equal to ten percent (10%) of the aggregate number of securities sold in such financing transaction. The warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half-year period commencing six (6) months from the effective date of such financing transaction, at a price per share equal to 125% of the public offering price per security.

The LOE terminates on the earlier of (i) six (6) months from October 9, 2023, or (ii) the final closing, if any, of the IPO, provided, however, that (i) the Company may terminate the LOE on or after the one hundred fifth (150th) day after October 9, 2023 upon thirty (30) days prior written notice to WestPark Capital, and (ii) WestPark Capital may terminate the LOE on or after the ninetieth (90th) day after October 9, 2023 upon thirty (30) days prior written notice to the Company.

There can be no assurance that we will be able to complete an initial public offering in the near future, if at all.

Appointment of Chief Executive Officer

On January 19, 2024, Teresa Gallo and the Company entered into an employment agreement, pursuant to which Ms. Gallo agreed to be employed as Chief Executive Officer of the Company. The Company agreed to pay Ms. Gallo (i) a base salary of $400,000 per annum to commence immediately with payments commencing after the Company’s Initial Public Offering; (ii) an annual bonus of up to 120% of base salary based upon meeting certain goals related to net revenue and share price; (iii) $100,000 (25,000 units) of restricted stock units with 50% vesting six months from her employment date and 50% vesting one year from her employment date; (iv) 200,000 restricted stock units vesting quarterly over 4 years from the IPO date; and (v) 200,000 incentive stock options, with a strike price of $4.00 per share, vesting quarterly over 4 years from the IPO date. Additionally, Ms. Gallo may qualify for additional restricted stock units and incentive stock options on an annual basis after the first full year of employment based on meeting certain milestones and goals. The Company may terminate Ms. Gallo without cause after nine months of employment and with thirty days’ notice. In the event that Ms. Gallo is terminated without cause, she will be entitled to twelve months salary, vesting of certain unvested equity grants, and benefits.

Note 11 — Subsequent Events

Management has evaluated events that have occurred subsequent to the date of these condensed financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through July 20, 2023 in accordance with FASB ASC Topic 855, “Subsequent Events.” Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement other than noted above and below:

Convertible Note Offerings

2023A Convertible Note Payable

On January 10, 2023, the Company commenced a Convertible Notes Offering (“2023A Convertible Note Payable”) pursuant to which it offered up to $500,000 of convertible notes. A total of approximately $200,000 of the 2023A Convertible Notes have been sold.

•        The 2023A Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event, which was defined as just prior to the Company’s Form S-1 being declared effective, or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price was reduced from four dollars ($4.00) per share to two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return was twelve percent (12.0%) per annum, which was paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the 2023A Convertible Notes, the Company issued warrants (the “Warrants”) at a rate of one (1) Warrant for every ten dollars ($10) principal amount of notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share. See Subsequent Events footnote for more details relating to the 2023A Convertible Note Payable

The outstanding principal balance of the 2023A Convertible Notes and all accrued interest automatically converted into common stock of the Company on February 7, 2023, immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effective.

Conversion of Notes Payable to Common Stock

In accordance with 2022 Convertible Note Payable and the 2023A Convertible Note Payable, just prior to the Company’s Form S-1 being declared effective, the On February 7, 2023, the 2022 Convertible Note Payable and the 2023A Convertible Note Payable, including an aggregate principal of $2,570,000 of the 2022 Convertible Note Payable and $200,000 of the 2023A Convertible Note Payable (excluding deferred debt discount and amortization of discount) and accrued payment-in-kind interest converted to 1,441,497 shares of common stock.

Withdrawn Public Offering

On February 14, 2023, the Registration Statement on Form S-1 filed by the “Company with the Securities and Exchange Commission (the “SEC”) was declared effective by the SEC. The Company planned to offer 1,850,000 shares of common stock (or 2,127,500 shares of common stock if the underwriters exercised their over-allotment option in full) at a price of $5.00 per share, for an aggregate offering of $9,250,000 (the “Offering”).

The Company’s financial advisor, representative and lead underwriter for the Offering was Boustead Securities LLC (“Boustead”). Boustead has informed the Company of its decision not to proceed with pricing of the Company’s Offering. In addition, because the Offering was not timely priced, the Company was informed by NASDAQ on March 7, 2023 that it would not be in compliance with NASDAQ listing requirements and therefore the Company could not currently be listed on the NASDAQ. The Company has determined to continue to pursue an initial public offering (“IPO”) and NASDAQ listing of its securities as well as other possible financing alternatives. On April 12, 2023, the Company engaged Spartan Capital Securities, LLC, as lead underwriter, deal manager and investment banker for the Company’s IPO. On October 6, 2023, the Company was notified by Spartan that it was terminating the engagement letter with the Company. On October 9, the Company engaged Westpark as lead underwriter, deal manager and investment banker for the Company’s IPO. Prior to the termination by Spartan, Westpark was joint bookrunner for the Company’s IPO. There can be no assurance that we will be able to complete an IPO in the near future, if at all.

2023B Convertible Note Payable

On April 3, 2023, the Company commenced a Convertible Notes Offering (“2023B Convertible Note Payable”) pursuant to which it will offer up to $2,000,000 of convertible notes.

The 2023B Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event, or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price shall be the reduced price of two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return is twelve percent (12.0%) per annum, which shall be paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the issuance of the 2023B Convertible Notes Payable, the company issued warrants (the “Warrants”). The Warrants were issued at a rate of one half warrant issued for every $10 of notes purchased with an exercise price of four dollars ($4.00). and one half warrant issued for every $10 of notes purchased with an exercise price of two dollars ($2.00). Each Warrant shall be exercisable for a period of five (5) year.

$1,970,000 of 2023B Convertible Note Payable were sold as of June 28, 2023 and the note offering was closed.

Threatened Litigation

As discussed in note 3 — commitments and licensing fee, on March 23, 2021, the company entered into an engagement letter (the “Engagement Letter”) with Boustead Securities LLC, an advisor to the Company for certain corporate financing transactions. The Engagement Letter provides for Initial Public Offering (“IPO”), Pre-IPO and corporate finance transaction advice and the advisor expressed its intent to enter into an underwriting agreement with the Company to act as the lead underwriter for the proposed IPO on a firm commitment basis.

For financing transactions, including IPO and pre-IPO financings, the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to be disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights. Notwithstanding the foregoing, whatever the Company raises up to the maximum note offering of $12 million during its in-process private placement from March 24, 2021 until April 22, 2021, the fees will be reduced to 33% of the amounts indicated in this paragraph during this time period. The engagement letter established accountable expenses up to an aggregate of $230,000.

The Engagement Letter terminated on the later of (i) eighteen (18) months from the date executed (March 23, 2021) or (ii) twelve months from the completion date of the IPO and the term may be extended pursuant to the engagement letter. Also, the Engagement Letter provided that the advisor shall have the right of first refusal (ROFR) for two (2) years from the consummation of a transaction or termination or expiration of the Engagement Letter to act as advisor or as joint financial advisor under at least equal economic terms to the Engagement Letter.

On February 14, 2023, the Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission (the “SEC”) was declared effective by the SEC. The Company’s financial advisor, representative and lead underwriter for the Offering was Boustead Securities LLC (“Boustead”). Boustead informed the Company of its decision not to price and consequently the Company was unable to complete the initial public offering at such time NYIAX requested the SEC declare the Registration Statement on Form S-1 effective. Upon the SEC approval, NYIAX became a 1934 Securities Act reporting company with all the related responsibilities and costs. The Company has determined to continue to pursue an initial public offering (“IPO”) and NASDAQ listing of its securities. On April 12, 2023, the Company engaged Spartan Capital Securities, LLC, as lead underwriter, deal manager and investment banker for the Company’s IPO. However, there can be no assurance that we will be able to complete an IPO in the near future, if at all.

On April 7, 2023, the Company received a demand letter from Boustead. Boustead claims that the Company owes or will owe Boustead approximately $1 million for commissions on funds privately raised by the Company during its engagement with Boustead and approximately $1,230,000 if the Company completes an IPO with another underwriter. The Company disputes the amounts owed that have been claimed by Boustead and further is of the belief that if any commissions are due to Boustead, they would be significantly less than the amounts claimed by Boustead.

There can be no assurance that Boustead will not initiate a lawsuit to recover the amounts it claims are owed and any such litigation could impede our ability to complete an IPO and could negatively affect our financial condition. In addition, there can be no assurance that the Company would prevail in any lawsuit it commences against Boustead.

Purchase of Intellectual Property Portfolio

On July 8, 2023, NYIAX, Inc. (the “Company”) completed the purchase of a portfolio of patents and trade secrets (the “Portfolio”) from Network Foundation Technologies, LLC (“NIFTY”). The Company issued 2,000,000 shares of its common stock to NIFTY as consideration for the Portfolio. The transaction was approved by the Company’s board of directors and by NIFTY’s board of directors. A purchase price of approximately $4 million (plus certain capitalized costs for legal and other costs) will be recorded. The 2 million shares of common stock of NYIAX have various registration restrictions and provisions for the clawback of shares by the Company in certain events as set forth in the Asset Purchase Agreement (the “Agreement”).